Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
From share of changes in equities of associates	$ 3,921		$ 11
Additional paid-in capital	107,293	$ 105,150
Ordinary Share [Member]
IFRS Statement [Line Items]
From ordinary shares	93,341	93,341
Treasury shares [member]
IFRS Statement [Line Items]
From treasury shares	6,422	5,025
Share of Changes in Equities of Associates [Member]
IFRS Statement [Line Items]
From share of changes in equities of associates	141	150
Share Based Compensation [Member]
IFRS Statement [Line Items]
From share-based compensation	$ 7,389	$ 6,634